PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Healthcare Cost Trend Rate (Details) - Other post-employment benefits and other long-term employee benefits (OPEB)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (as a percentage)	1.80%	1.80%	1.80%
Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (as a percentage)	5.00%	8.00%	5.00%
Weighted average
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (as a percentage)	4.42%	4.46%	4.48%